John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 47.4%					$60,835,377
(Cost $60,367,849)
U.S. Government 19.1%					24,473,234
U.S. Treasury
Bond	4.250	02-15-54		780,000	761,841
Bond	4.250	08-15-54		71,400	69,827
Bond	4.500	11-15-54		844,600	862,284
Bond	4.750	11-15-53		1,240,000	1,312,172
Inflation Protected Security	0.500	01-15-28		3,924,013	3,770,015
Inflation Protected Security	0.750	02-15-42		2,176,684	1,750,692
Inflation Protected Security	1.125	01-15-33		3,651,618	3,437,128
Inflation Protected Security	1.375	07-15-33		1,401,462	1,343,573
Inflation Protected Security	2.125	02-15-54		436,607	433,398
Inflation Protected Security (A)	2.375	10-15-28		10,211,152	10,470,163
Note	1.500	11-30-28		175,000	158,272
Note	4.250	11-15-34		103,400	103,869
U.S. Government Agency 28.3%					36,362,143
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	10-01-53		218,869	218,690
30 Yr Pass Thru	5.500	01-01-54		46,099	46,047
Federal National Mortgage Association
15 Yr Pass Thru (B)	3.500	TBA		639,000	611,892
15 Yr Pass Thru (B)	4.000	TBA		700,000	680,148
15 Yr Pass Thru	6.000	07-01-38		135,491	138,333
15 Yr Pass Thru	6.000	09-01-38		127,110	129,737
30 Yr Pass Thru (B)	4.000	TBA		2,298,000	2,150,066
30 Yr Pass Thru (B)	4.500	TBA		699,000	671,368
30 Yr Pass Thru (B)	5.000	TBA		7,507,000	7,365,657
30 Yr Pass Thru (B)	5.500	TBA		9,598,000	9,584,503
30 Yr Pass Thru	5.500	12-01-53		74,734	74,649
30 Yr Pass Thru (B)	6.000	TBA		10,983,000	11,115,128
Government National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA		300,000	246,656
30 Yr Pass Thru (B)	2.500	TBA		640,000	547,200
30 Yr Pass Thru (B)	3.500	TBA		354,000	323,606
30 Yr Pass Thru (B)	4.000	TBA		225,000	211,641
30 Yr Pass Thru	4.000	11-20-52		530,612	500,041
30 Yr Pass Thru	4.000	05-20-53		526,628	496,081
30 Yr Pass Thru (B)	4.500	TBA		766,000	739,190

30 Yr Pass Thru	4.500	11-20-52		529,424	511,510
Foreign government obligations 38.3%					$49,158,691
(Cost $53,027,721)
Australia 3.2%					4,069,189
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	7,585,000	2,696,257
Inflation-Linked Bond	1.231	02-21-50	AUD	515,000	314,394
Inflation-Linked Bond	3.641	09-20-30	AUD	1,070,000	1,058,538
Brazil 2.8%					3,553,231
Federative Republic of Brazil
Bill (C)	13.626	01-01-28	BRL	906,000	100,946
Bill (C)	13.648	07-01-27	BRL	865,000	102,829
Bill (C)	13.699	07-01-26	BRL	993,000	134,295
Note	6.000	05-15-35	BRL	1,842,000	1,246,514
Note	6.000	05-15-55	BRL	1,398,000	911,235
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Note	10.000	01-01-27	BRL	2,685,000	$435,122
Note	10.000	01-01-29	BRL	1,411,000	218,883
Note	10.000	01-01-31	BRL	2,235,000	335,461
Note	10.000	01-01-33	BRL	379,000	55,595
Note	10.000	01-01-35	BRL	86,000	12,351
Bulgaria 0.2%					219,103
Republic of Bulgaria
Bond	0.375	09-23-30	EUR	152,000	137,485
Bond	4.250	09-05-44	EUR	76,000	81,618
Chile 0.2%					289,051
Republic of Chile
Bond	3.875	07-09-31	EUR	105,000	113,400
Bond (D)	4.700	09-01-30	CLP	80,000,000	79,643
Bond	5.000	03-01-35	CLP	50,000,000	50,069
Bond	6.000	01-01-43	CLP	10,000,000	11,579
Bond (D)	6.200	10-01-40	CLP	5,000,000	5,752
Bond (D)	7.000	05-01-34	CLP	25,000,000	28,608
Colombia 2.2%					2,856,444
Republic of Colombia
Bond	3.000	03-25-33	COP	1,329,034,763	256,369
Bond	3.750	02-25-37	COP	5,114,713,104	1,000,960
Bond	3.875	02-15-61		260,000	143,230
Bond	4.125	02-22-42		400,000	263,470
Bond	5.200	05-15-49		200,000	140,150
Bond	6.000	04-28-28	COP	298,600,000	60,431
Bond	7.000	03-26-31	COP	590,400,000	112,471
Bond	7.000	06-30-32	COP	438,300,000	80,824
Bond	7.250	10-18-34	COP	1,082,100,000	191,475
Bond	7.750	09-18-30	COP	364,300,000	73,514
Bond	9.250	05-28-42	COP	1,997,400,000	372,694
Bond	13.250	02-09-33	COP	629,700,000	160,856
Czech Republic 0.8%					1,086,555
Czech Republic
Bond	0.050	11-29-29	CZK	1,150,000	40,384
Bond	0.950	05-15-30	CZK	5,090,000	184,873
Bond	1.200	03-13-31	CZK	5,850,000	210,493
Bond	1.750	06-23-32	CZK	1,930,000	70,124
Bond	1.750	06-23-32	CZK	1,260,000	45,781
Bond	1.950	07-30-37	CZK	310,000	10,278
Bond	2.000	10-13-33	CZK	1,920,000	68,964
Bond	3.000	03-03-33	CZK	1,230,000	48,270
Bond	3.500	05-30-35	CZK	1,390,000	55,816
Bond	4.500	11-11-32	CZK	1,770,000	77,194
Bond	4.900	04-14-34	CZK	6,080,000	273,037
Bond	5.000	09-30-30	CZK	30,000	1,341
France 0.3%					435,030
Government of France
Bond (D)	1.800	07-25-40	EUR	374,629	435,030
Greece 0.4%					488,370
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	188,630,000	488,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Honduras 0.1%					$149,775
Republic of Honduras
Bond (D)	8.625	11-27-34		150,000	149,775
Hungary 0.8%					969,227
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	99,336
Bond	1.750	06-05-35	EUR	430,000	357,842
Bond	2.000	05-23-29	HUF	55,600,000	121,224
Bond	2.250	04-20-33	HUF	52,270,000	100,083
Bond	2.250	06-22-34	HUF	29,420,000	54,136
Bond	3.000	10-27-38	HUF	33,150,000	57,336
Bond	7.000	10-24-35	HUF	66,840,000	179,270
Iceland 1.3%					1,667,126
Republic of Iceland
Bond	5.000	11-15-28	ISK	246,210,000	1,667,126
India 0.2%					226,842
Republic of India
Bond	7.180	07-24-37	INR	11,080,000	134,672
Bond	7.300	06-19-53	INR	7,510,000	92,170
Indonesia 1.0%					1,315,421
Republic of Indonesia
Bond	6.375	08-15-28	IDR	2,509,000,000	156,387
Bond	6.375	04-15-32	IDR	53,000,000	3,237
Bond	6.500	02-15-31	IDR	461,000,000	28,536
Bond	6.625	05-15-33	IDR	732,000,000	45,214
Bond	6.625	02-15-34	IDR	4,656,000,000	288,516
Bond	7.000	05-15-27	IDR	923,000,000	58,557
Bond	7.000	02-15-33	IDR	2,998,000,000	189,491
Bond	7.125	06-15-38	IDR	3,193,000,000	204,115
Bond	7.125	06-15-42	IDR	181,000,000	11,491
Bond	7.125	06-15-43	IDR	660,000,000	41,960
Bond	7.500	08-15-32	IDR	1,631,000,000	106,200
Bond	7.500	06-15-35	IDR	203,000,000	13,214
Bond	7.500	05-15-38	IDR	2,059,000,000	134,415
Bond	8.375	03-15-34	IDR	496,000,000	34,088
Japan 1.5%					1,941,554
Government of Japan
Bond	0.005	03-10-34	JPY	172,939,602	1,197,478
Bond	1.800	03-20-54	JPY	122,800,000	744,076
Malaysia 1.0%					1,271,042
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	224,188
Bond	3.502	05-31-27	MYR	205,000	46,144
Bond	3.582	07-15-32	MYR	1,005,000	222,876
Bond	3.757	05-22-40	MYR	210,000	45,978
Bond	3.828	07-05-34	MYR	225,000	50,638
Bond	3.885	08-15-29	MYR	438,000	99,708
Bond	3.906	07-15-26	MYR	671,000	152,204
Bond	4.254	05-31-35	MYR	442,000	102,852
Bond	4.457	03-31-53	MYR	141,000	33,089
Bond	4.642	11-07-33	MYR	158,000	37,727
Bond	4.696	10-15-42	MYR	220,000	53,448
Bond	4.762	04-07-37	MYR	284,000	69,039
Bond	4.893	06-08-38	MYR	540,000	133,151
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico 4.0%					$5,129,187
Government of Mexico
Bill (C)	10.261	08-06-26	MXN	19,166,980	799,582
Bond	3.750	04-19-71		200,000	118,619
Bond	3.771	05-24-61		200,000	121,940
Bond	4.000	08-24-34	MXN	34,621,754	1,546,931
Bond	4.400	02-12-52		200,000	143,126
Bond	6.338	05-04-53		200,000	186,330
Bond	7.500	05-26-33	MXN	14,582,900	615,288
Bond	7.750	05-29-31	MXN	401,400	17,791
Bond	7.750	11-23-34	MXN	5,649,900	238,787
Bond	7.750	11-13-42	MXN	3,445,200	134,742
Bond	8.000	05-24-35	MXN	1,030,500	44,448
Bond	8.000	11-07-47	MXN	1,334,800	51,834
Bond	8.000	07-31-53	MXN	18,325,700	704,084
Bond	8.500	03-01-29	MXN	4,299,600	201,745
Bond	8.500	11-18-38	MXN	1,051,800	45,304
Bond	10.000	11-20-36	MXN	3,231,300	158,636
New Zealand 7.1%					9,184,444
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	73,139
Bond	1.750	05-15-41	NZD	2,240,000	866,323
Bond	2.750	05-15-51	NZD	2,030,000	818,525
Bond	3.500	04-14-33	NZD	2,430,000	1,358,373
Bond	4.250	05-15-34	NZD	1,950,000	1,145,214
Inflation-Linked Bond	3.237	09-20-40	NZD	1,375,000	1,010,147
Inflation-Linked Bond	3.271	09-20-35	NZD	1,110,000	853,681
Inflation-Linked Bond	3.986	09-20-30	NZD	3,735,000	3,059,042
North Macedonia 0.3%					347,870
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	190,168
Bond	2.750	01-18-25	EUR	150,000	157,702
Norway 3.9%					5,062,670
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	21,810,000	1,714,545
Bond (D)	1.750	09-06-29	NOK	15,325,000	1,285,442
Bond (D)	3.625	04-13-34	NOK	22,580,000	2,062,683
Panama 0.4%					503,181
Republic of Panama
Bond	3.870	07-23-60		200,000	115,219
Bond	4.300	04-29-53		200,000	128,680
Bond	4.500	04-01-56		200,000	130,209
Bond	4.500	01-19-63		200,000	129,073
Peru 0.4%					462,775
Republic of Peru
Bond	5.400	08-12-34	PEN	195,000	47,731
Bond	6.150	08-12-32	PEN	726,000	192,600
Bond	6.900	08-12-37	PEN	45,000	11,990
Bond	6.950	08-12-31	PEN	551,000	154,834
Bond (D)	7.600	08-12-39	PEN	198,000	55,620
Poland 1.1%					1,387,939
Bank Gospodarstwa Krajowego
Bond	6.250	07-09-54		200,000	204,272
Republic of Poland
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Poland (continued)
Bond	1.750	04-25-32	PLN	771,000	$148,523
Bond	2.500	07-25-27	PLN	124,000	28,773
Bond	3.750	05-25-27	PLN	735,000	176,351
Bond	4.750	07-25-29	PLN	1,080,000	261,450
Bond	5.000	10-25-34	PLN	320,000	75,748
Bond	5.500	04-04-53		120,000	116,396
Bond	5.500	03-18-54		120,000	116,345
Bond	5.750	04-25-29	PLN	545,000	137,518
Bond	6.000	10-25-33	PLN	480,000	122,563
Romania 0.8%					1,059,927
Republic of Romania
Bond	2.750	04-14-41	EUR	150,000	105,706
Bond	4.000	02-14-51		106,000	70,599
Bond	4.750	10-11-34	RON	90,000	15,615
Bond	4.850	07-25-29	RON	380,000	73,013
Bond	5.000	02-12-29	RON	505,000	98,558
Bond	5.800	07-26-27	RON	400,000	82,334
Bond	6.000	05-25-34		116,000	110,447
Bond	6.375	01-30-34		116,000	113,635
Bond	6.700	02-25-32	RON	440,000	90,110
Bond	8.000	04-29-30	RON	475,000	103,723
Bond	8.250	09-29-32	RON	300,000	66,843
Bond	8.750	10-30-28	RON	580,000	129,344
Serbia 0.3%					359,584
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	265,987
Bond	1.650	03-03-33	EUR	110,000	93,597
South Africa 1.2%					1,579,645
Republic of South Africa
Bond	6.250	03-31-36	ZAR	1,090,000	44,287
Bond	7.000	02-28-31	ZAR	3,659,000	181,498
Bond	7.000	02-28-31	ZAR	1,430,000	70,933
Bond	8.250	03-31-32	ZAR	5,373,000	278,284
Bond	8.500	01-31-37	ZAR	6,076,000	290,630
Bond	8.750	01-31-44	ZAR	3,239,000	148,509
Bond	8.750	02-28-48	ZAR	1,891,000	86,386
Bond	8.875	02-28-35	ZAR	3,545,000	181,051
Bond	9.000	01-31-40	ZAR	5,554,000	266,869
Bond	11.625	03-31-53	ZAR	527,000	31,198
Thailand 0.8%					1,024,947
Kingdom of Thailand
Bond	1.000	06-17-27	THB	3,011,000	85,561
Bond	1.585	12-17-35	THB	4,906,000	132,193
Bond	1.600	12-17-29	THB	605,000	17,226
Bond	2.000	12-17-31	THB	5,300,000	152,730
Bond	2.000	06-17-42	THB	1,150,000	30,674
Bond	2.800	06-17-34	THB	1,075,000	32,643
Bond	2.875	12-17-28	THB	3,177,000	95,515
Bond	2.875	06-17-46	THB	500,000	14,513
Bond	3.350	06-17-33	THB	10,474,000	330,324
Bond	3.450	06-17-43	THB	4,143,000	133,568
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey 0.6%					$750,352
Republic of Turkey
Bond	26.200	10-05-33	TRY	27,149,320	750,352
United Kingdom 1.3%					1,651,418
United Kingdom of Great Britain
GILT	4.375	07-31-54	GBP	480,000	574,764
Inflation-Linked GILT	0.125	03-22-51	GBP	310,534	275,139
Inflation-Linked GILT	0.125	03-22-73	GBP	176,473	141,905
Inflation-Linked GILT	0.250	03-22-52	GBP	240,845	219,517
Inflation-Linked GILT	1.250	11-22-54	GBP	369,569	440,093
Uruguay 0.1%					116,792
Republic of Uruguay
Bond	9.750	07-20-33	UYU	5,030,500	116,792

Corporate bonds 11.1%					$14,275,834
(Cost $14,115,809)
Austria 0.2%					220,596
Erste Group Bank AG (7.000% to 10-15-31, then 5 Year EURIBOR ICE Swap Rate + 4.407%) (F)	7.000	04-15-31	EUR	200,000	220,596
Canada 0.6%					732,292
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	80,677
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	123,243
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	116,594
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		30,000	33,409
goeasy, Ltd. (D)	6.875	05-15-30		5,000	5,090
goeasy, Ltd. (D)	7.625	07-01-29		30,000	31,129
goeasy, Ltd. (D)	9.250	12-01-28		30,000	32,109
Great Canadian Gaming Corp. (D)	8.750	11-15-29		50,000	52,008
Mercer International, Inc. (D)	12.875	10-01-28		25,000	26,803
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%) (D)	7.625	03-01-55		92,000	94,980
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		109,000	104,433
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	31,817
Cayman Islands 0.0%					73,091
Diamond Foreign Asset Company (D)	8.500	10-01-30		70,000	73,091
China 0.0%					44,761
CIFI Holdings Group Company, Ltd. (G)	4.375	04-12-27		200,000	24,674
Country Garden Holdings Company, Ltd. (G)	3.875	10-22-30		210,000	20,087
Cyprus 0.1%					125,476
Hellenic Bank PCL (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%)	10.250	06-14-33	EUR	100,000	125,476
France 1.1%					1,448,536
Banque Federative du Credit Mutuel SA	3.625	09-14-32	EUR	100,000	109,706
Eutelsat SA	9.750	04-13-29	EUR	100,000	102,817
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)(H)	6.221	06-15-33		400,000	405,982
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(F)	10.000	11-14-28		200,000	214,406
TotalEnergies Capital SA (H)	5.425	09-10-64		240,000	235,629
Valeo SE	1.000	08-03-28	EUR	400,000	379,996
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Germany 0.1%					$102,242
Peach Property Finance GmbH	4.375	11-15-25	EUR	100,000	102,242
Greece 0.1%					108,796
Piraeus Financial Holdings SA (5.375% to 9-18-30, then 5 Year EURIBOR ICE Swap Rate + 3.150%)	5.375	09-18-35	EUR	100,000	108,796
Ireland 0.2%					204,617
AIB Group PLC (5.871% to 3-28-34, then Overnight SOFR + 1.910%) (D)	5.871	03-28-35		200,000	204,617
Italy 0.6%					734,867
Generali	2.429	07-14-31	EUR	510,000	501,824
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	233,043
Jersey, Channel Islands 0.1%					197,958
Africell Holding, Ltd. (D)	10.500	10-23-29		200,000	197,958
Luxembourg 0.1%					151,506
Altice Financing SA (D)	5.750	08-15-29		200,000	151,506
Malta 0.0%					51,165
VistaJet Malta Finance PLC (D)(H)	6.375	02-01-30		58,000	51,165
Netherlands 0.3%					436,062
Achmea BV (5.625% to 11-2-34, then 5 Year EURIBOR ICE Swap Rate + 3.850%)	5.625	11-02-44	EUR	100,000	113,296
United Group BV (D)	6.500	10-31-31	EUR	100,000	106,334
Volkswagen International Finance NV (4.375% to 3-28-31, then 9 Year Euro Swap Rate + 3.360% to 3-28-32, then 9 Year Euro Swap Rate + 3.610% to 3-28-51, then 9 Year Euro Swap Rate + 4.360%) (F)	4.375	03-28-31	EUR	100,000	97,799
Volkswagen International Finance NV (7.875% to 9-6-32, then 9 Year Euro Swap Rate + 4.783% to 9-6-33, then 9 Year Euro Swap Rate + 5.033% to 9-6-52, then 9 Year Euro Swap Rate + 5.783%) (F)	7.875	09-06-32	EUR	100,000	118,633
Portugal 0.1%					115,772
Caixa Economica Montepio Geral Caixa Economica Bancaria SA (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%)	8.500	06-12-34	EUR	100,000	115,772
Saudi Arabia 0.3%					390,432
Saudi Arabian Oil Company (D)	5.750	07-17-54		200,000	195,269
Saudi Arabian Oil Company (D)	5.875	07-17-64		200,000	195,163
Supranational 0.8%					1,016,846
Asian Development Bank (C)	5.673	07-30-30	PLN	100,000	17,937
Asian Infrastructure Investment Bank (D)	6.900	10-23-34	INR	5,700,000	66,831
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	11,000,000	130,157
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	58,563
European Bank for Reconstruction & Development	6.875	07-30-31	INR	28,100,000	328,144
European Bank for Reconstruction & Development (C)	10.878	10-04-36	ZAR	4,800,000	77,033
European Bank for Reconstruction & Development (C)	12.204	05-30-36	ZAR	2,000,000	28,977
Inter-American Development Bank	7.000	04-17-33	INR	5,000,000	59,131
Inter-American Development Bank	7.000	08-08-33	INR	16,000,000	189,734
Inter-American Development Bank	7.350	10-06-30	INR	5,000,000	60,339
Switzerland 0.2%					229,915
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(F)	9.250	11-13-33		200,000	229,915
United Kingdom 0.6%					741,141
BP Capital Markets PLC (6.125% to 6-18-35, then 5 Year CMT + 1.924% to 6-18-55, then 5 Year CMT + 2.674%) (F)	6.125	03-18-35		49,000	48,863
Howden UK Refinance PLC (D)	8.125	02-15-32		200,000	201,574
Vedanta Resources Finance II PLC (D)	10.250	06-03-28		200,000	202,170
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Virgin Money UK PLC (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%) (F)	11.000	12-08-28	GBP	200,000	$288,534
United States 5.6%					7,149,763
Acrisure LLC (D)	6.000	08-01-29		70,000	67,062
Acrisure LLC (D)	8.500	06-15-29		5,000	5,204
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(F)	5.250	06-15-26		31,000	30,419
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32		35,000	35,211
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	177,101
AmeriGas Partners LP (D)	9.375	06-01-28		170,000	174,730
Antero Midstream Partners LP (D)	6.625	02-01-32		71,000	72,146
AssuredPartners, Inc. (D)	5.625	01-15-29		56,000	53,189
AssuredPartners, Inc. (D)	7.500	02-15-32		45,000	45,778
B&G Foods, Inc. (D)	8.000	09-15-28		65,000	66,886
Baldwin Insurance Group Holdings LLC (D)	7.125	05-15-31		37,000	38,077
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		28,000	27,450
Bread Financial Holdings, Inc. (D)	9.750	03-15-29		55,000	59,059
Caesars Entertainment, Inc. (D)	7.000	02-15-30		36,000	37,126
CCO Holdings LLC (D)	5.375	06-01-29		117,000	113,928
CenterPoint Energy, Inc. (6.700% to 5-15-30, then 5 Year CMT + 2.586%)	6.700	05-15-55		64,000	64,053
Champ Acquisition Corp. (D)	8.375	12-01-31		50,000	51,722
Charter Communications Operating LLC	5.250	04-01-53		15,000	12,701
Charter Communications Operating LLC	6.834	10-23-55		36,000	36,600
Cinemark USA, Inc. (D)	7.000	08-01-32		15,000	15,534
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (F)	4.000	12-10-25		69,000	67,373
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28		47,000	43,288
Clear Channel Outdoor Holdings, Inc. (D)	9.000	09-15-28		66,000	70,013
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30		49,000	49,175
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50		72,000	68,257
CoBank ACB (6.250% to 10-1-26, then 3 month CME Term SOFR + 4.922%) (F)	6.250	10-01-26		29,000	28,962
Community Health Systems, Inc. (D)	8.000	12-15-27		36,000	36,118
Concentra Escrow Issuer Corp. (D)	6.875	07-15-32		10,000	10,303
Cougar JV Subsidiary LLC (D)	8.000	05-15-32		48,000	50,358
CSC Holdings LLC (D)	4.125	12-01-30		200,000	150,233
Deluxe Corp. (D)	8.125	09-15-29		35,000	35,464
Diamondback Energy, Inc.	5.900	04-18-64		240,000	239,244
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25		66,000	65,956
DISH DBS Corp. (D)	5.750	12-01-28		6,000	5,229
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27		89,000	86,379
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		71,000	75,241
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30		17,704	15,987
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26		62,000	61,446
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		63,000	67,012
Enstar Finance LLC (5.500% to 1-15-27, then 5 Year CMT + 4.006%)	5.500	01-15-42		70,000	66,543
EQM Midstream Partners LP (D)	4.750	01-15-31		40,000	38,405
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (D)	7.625	12-15-54		60,000	62,037
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (F)	4.500	09-30-25		51,000	50,258
FirstCash, Inc. (D)	4.625	09-01-28		15,000	14,395
FirstCash, Inc. (D)	5.625	01-01-30		13,000	12,670
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Focus Financial Partners LLC (D)	6.750	09-15-31	50,000	$50,468
Fortress Intermediate 3, Inc. (D)	7.500	06-01-31	45,000	46,635
Foundation Building Materials, Inc. (D)	6.000	03-01-29	30,000	26,833
Freedom Mortgage Corp. (D)	12.000	10-01-28	15,000	16,304
Freedom Mortgage Corp. (D)	12.250	10-01-30	45,000	49,964
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	55,000	57,014
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	35,000	36,269
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	49,000	47,730
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	130,000	125,016
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	25,000	26,208
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	157,616
Hanesbrands, Inc. (D)(H)	9.000	02-15-31	60,000	64,493
Herc Holdings, Inc. (D)	6.625	06-15-29	25,000	25,606
Hightower Holding LLC (D)	6.750	04-15-29	78,000	77,989
HUB International, Ltd. (D)	5.625	12-01-29	16,000	15,581
HUB International, Ltd. (D)	7.375	01-31-32	35,000	35,807
Hudson Pacific Properties LP	3.250	01-15-30	75,000	55,603
Intel Corp.	2.800	08-12-41	160,000	108,119
Iron Mountain, Inc. (D)	7.000	02-15-29	85,000	87,757
LABL, Inc. (D)	8.625	10-01-31	110,000	103,724
Ladder Capital Finance Holdings LLLP (D)	7.000	07-15-31	25,000	25,896
LBM Acquisition LLC (D)	6.250	01-15-29	18,000	16,841
Level 3 Financing, Inc. (D)	4.000	04-15-31	30,000	23,775
Level 3 Financing, Inc. (D)	4.500	04-01-30	65,000	54,337
LFS Topco LLC (D)	5.875	10-15-26	67,000	65,854
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	36,000	34,170
Lincoln National Corp. (3 month CME Term SOFR + 2.619%) (H)(I)	7.105	05-17-66	59,000	49,423
Macy’s Retail Holdings LLC	5.125	01-15-42	20,000	15,396
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	25,000	23,888
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	43,000	38,693
Medline Borrower LP (D)	5.250	10-01-29	38,000	37,099
Mileage Plus Holdings LLC (D)	6.500	06-20-27	26,498	26,723
New Mountain Finance Corp.	6.200	10-15-27	30,000	29,887
Newell Brands, Inc.	6.375	05-15-30	20,000	20,372
Newfold Digital Holdings Group, Inc. (D)	11.750	10-15-28	55,000	40,670
NextEra Energy Operating Partners LP (D)(H)	7.250	01-15-29	35,000	35,817
Noble Finance II LLC (D)	8.000	04-15-30	180,000	184,333
ONEOK, Inc.	5.850	11-01-64	250,000	248,780
Open Text Holdings, Inc. (D)	4.125	12-01-31	108,000	96,709
Owens-Brockway Glass Container, Inc. (D)(H)	7.250	05-15-31	37,000	36,861
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	102,000	98,370
Performance Food Group, Inc. (D)	6.125	09-15-32	20,000	20,177
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	60,000	62,007
Post Holdings, Inc. (D)	5.500	12-15-29	63,000	61,434
Range Resources Corp. (D)	4.750	02-15-30	13,000	12,360
Range Resources Corp.	8.250	01-15-29	10,000	10,308
Raven Acquisition Holdings LLC (D)	6.875	11-15-31	25,000	25,004
Reworld Holding Corp. (D)(H)	4.875	12-01-29	134,000	126,472
Rocket Software, Inc. (D)	6.500	02-15-29	30,000	28,390
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Rocket Software, Inc. (D)	9.000	11-28-28		25,000	$25,971
S&S Holdings LLC (D)	8.375	10-01-31		40,000	40,495
SBL Holdings, Inc. (D)	7.200	10-30-34		65,000	64,732
Scripps Escrow II, Inc. (D)	3.875	01-15-29		40,000	28,673
Scripps Escrow, Inc. (D)	5.875	07-15-27		65,000	49,603
Shift4 Payments, Inc. (D)	6.750	08-15-32		50,000	51,709
SM Energy Company (D)	6.750	08-01-29		38,000	38,274
Staples, Inc. (D)	10.750	09-01-29		38,000	37,465
Sunoco LP (D)	7.000	05-01-29		25,000	25,872
Talos Production, Inc. (D)	9.375	02-01-31		120,000	126,046
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (F)	3.700	03-20-26		36,000	35,118
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (F)	3.650	08-10-26		33,000	31,520
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29		24,000	25,690
Transocean, Inc. (D)	8.500	05-15-31		25,000	25,353
Transocean, Inc. (D)	8.750	02-15-30		178,500	185,951
United Wholesale Mortgage LLC (D)	5.500	04-15-29		60,000	58,051
Viking Cruises, Ltd. (D)	7.000	02-15-29		50,000	50,496
Viking Cruises, Ltd. (D)	9.125	07-15-31		40,000	43,300
Viper Energy, Inc. (D)	5.375	11-01-27		290,000	287,625
Vital Energy, Inc. (D)	7.875	04-15-32		145,000	142,649
Vital Energy, Inc.	9.750	10-15-30		45,000	48,299
WarnerMedia Holdings, Inc.	5.141	03-15-52		34,000	27,331
Wayfair LLC (D)	7.250	10-31-29		10,000	10,134
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26		33,000	32,106
Windsor Holdings III LLC (D)	8.500	06-15-30		45,000	47,808
WW International, Inc. (D)	4.500	04-15-29		180,000	41,392

ZF North America Capital, Inc. (D)	7.125	04-14-30		150,000	148,996
Convertible bonds 4.8%					$6,171,556
(Cost $6,261,907)
Canada 0.1%					138,565
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	50,951
Shopify, Inc.	0.125	11-01-25		85,000	87,614
China 0.1%					181,186
Alibaba Group Holding, Ltd. (D)	0.500	06-01-31		22,000	23,822
JD.com, Inc. (D)	0.250	06-01-29		10,000	10,964
NIO, Inc.	0.500	02-01-27		150,000	146,400
France 0.3%					350,227
Ubisoft Entertainment SA	2.875	12-05-31	EUR	400,000	350,227
Italy 0.1%					93,486
DiaSorin SpA (C)	3.587	05-05-28	EUR	100,000	93,486
Luxembourg 0.0%					2
Arrival SA (D)(G)	3.500	12-01-26		170,000	2
Singapore 0.1%					123,703
Sea, Ltd.	0.250	09-15-26		137,000	123,703
United Kingdom 0.2%					206,568
Immunocore Holdings PLC (D)	2.500	02-01-30		240,000	206,568
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
United States 3.9%				$5,077,819
3D Systems Corp. (C)	10.060	11-15-26	21,000	17,360
Affirm Holdings, Inc. (C)	5.744	11-15-26	80,000	71,600
Airbnb, Inc. (C)	5.551	03-15-26	105,000	97,850
Alarm.com Holdings, Inc. (C)	5.995	01-15-26	120,000	112,283
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27	130,000	143,725
Bandwidth, Inc.	0.250	03-01-26	35,000	32,127
Bentley Systems, Inc.	0.125	01-15-26	95,000	93,475
Beyond Meat, Inc., Zero Coupon	0.000	03-15-27	125,000	20,000
BILL Holdings, Inc. (C)	5.550	04-01-27	111,000	97,680
BioMarin Pharmaceutical, Inc.	1.250	05-15-27	55,000	51,305
Block, Inc.	0.250	11-01-27	192,000	166,059
Cable One, Inc.	1.125	03-15-28	45,000	36,401
Cardlytics, Inc.	1.000	09-15-25	55,000	49,088
Carnival Corp.	5.750	12-01-27	22,000	45,078
CenterPoint Energy, Inc.	4.250	08-15-26	370,000	382,294
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26	85,000	78,200
Cytokinetics, Inc.	3.500	07-01-27	50,000	62,932
Dayforce, Inc.	0.250	03-15-26	125,000	120,330
DexCom, Inc.	0.375	05-15-28	60,000	53,596
DigitalOcean Holdings, Inc. (C)	6.248	12-01-26	90,000	79,578
DraftKings Holdings, Inc. (C)	4.013	03-15-28	165,000	144,705
Dropbox, Inc. (C)	0.363	03-01-28	80,000	79,050
EchoStar Corp. (0.000% Cash and 3.875% PIK)	3.875	11-30-30	15,226	16,920
Enphase Energy, Inc. (C)	6.237	03-01-28	60,000	49,149
Etsy, Inc.	0.125	09-01-27	290,000	249,110
Etsy, Inc.	0.250	06-15-28	115,000	94,324
Euronet Worldwide, Inc.	0.750	03-15-49	28,000	27,586
Exact Sciences Corp.	0.375	03-15-27	66,000	61,947
Exact Sciences Corp. (D)	1.750	04-15-31	215,000	204,376
Fluor Corp.	1.125	08-15-29	14,000	19,231
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,913
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	55,000	54,347
John Bean Technologies Corp.	0.250	05-15-26	81,000	79,866
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	73,275
MP Materials Corp. (D)	0.250	04-01-26	175,000	163,870
NCL Corp., Ltd.	2.500	02-15-27	143,000	153,010
PAR Technology Corp.	1.500	10-15-27	15,000	18,314
Pebblebrook Hotel Trust	1.750	12-15-26	50,000	46,490
Pegasystems, Inc.	0.750	03-01-25	37,000	36,547
PG&E Corp. (D)	4.250	12-01-27	58,000	65,209
Rapid7, Inc.	0.250	03-15-27	110,000	102,575
Redfin Corp.	0.500	04-01-27	70,000	52,206
Shake Shack, Inc., Zero Coupon	0.000	03-01-28	15,000	15,405
Shift4 Payments, Inc.	0.500	08-01-27	65,000	73,902
Snap, Inc.	0.125	03-01-28	495,000	402,188
Spotify USA, Inc., Zero Coupon	0.000	03-15-26	75,000	81,698
Stem, Inc. (D)	0.500	12-01-28	95,000	25,650
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	189,421
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	17,266
Super Micro Computer, Inc. (C)(D)	3.984	03-01-29	295,000	249,275
Teladoc Health, Inc.	1.250	06-01-27	74,000	64,491
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	117,836
Uber Technologies, Inc. (D)	0.875	12-01-28	14,000	16,746
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Uber Technologies, Inc., Zero Coupon	0.000	12-15-25	85,000	$90,800

Unity Software, Inc. (C)	5.804	11-15-26	140,000	125,160
Term loans (J) 2.1%				$2,683,422
(Cost $2,753,615)
United States 2.1%				2,683,422
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B (K)	TBD	12-21-28	58,333	58,834
Aretec Group, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	8.573	08-09-30	98,754	99,322
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.937	12-23-26	79,154	79,179
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.937	01-31-28	130,000	127,447
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.823	02-15-29	61,297	61,451
Berlin Packaging LLC, 2024 Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	8.415	06-09-31	145,884	146,605
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	02-06-30	99,225	99,690
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.250%)	7.832	05-24-30	123,131	123,406
Crocs, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 2.250%)	6.844	02-19-29	57,500	57,771
Dun & Bradstreet Corp./The, 2024 Term Loan (3 month CME Term SOFR + 2.250%)	6.741	01-18-29	140,083	140,446
EMRLD Borrower LP, Term Loan B (6 month CME Term SOFR + 2.500%)	6.933	05-31-30	61,965	62,061
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.847	03-30-27	100,000	96,438
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	8.323	03-08-30	54,470	55,015
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.071	04-21-28	145,510	146,784
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	7.367	06-20-30	142,400	143,401
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.423	12-15-27	245,670	246,679
Medline Borrower LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.250%)	6.935	10-23-28	101,129	101,710
NEP Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250% and 1.500% PIK)	9.615	08-19-26	66,916	63,169
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.073	04-14-31	194,512	194,220
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	7.585	07-31-31	125,396	126,233
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.104	02-28-31	165,604	165,548
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.854	05-06-31	45,968	46,072
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.770	11-14-31	100,000	100,670
Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.099	08-01-30	113,854	115,106

WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.187	04-13-28	111,605	26,165
Collateralized mortgage obligations 3.2%				$4,130,316
(Cost $4,071,601)
Commercial and residential 1.2%				1,591,639
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(L)	3.809	04-25-65	50,000	45,577
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	35,187
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	23,058
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BNK42, Class AS (L)	4.880	06-15-55	40,000	$38,254
BBCMS Mortgage Trust
Series 2023-C20, Class AS (L)	5.973	07-15-56	10,000	10,381
Series 2024-5C25, Class C (L)	6.643	03-15-57	15,000	15,374
Series 2024-5C27, Class C (L)	6.700	07-15-57	15,000	15,461
Series 2024-C26, Class C (L)	6.000	05-15-57	70,000	71,046
Benchmark Mortgage Trust
Series 2020-B16, Class AM (L)	2.944	02-15-53	40,000	34,979
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,332
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(I)	6.451	11-15-41	40,000	39,963
BMO Mortgage Trust
Series 2024-C10, Class C (L)	5.979	11-15-57	12,000	12,079
BPR Trust
Series 2024-PMDW, Class C (D)(L)	5.850	11-05-41	10,000	9,867
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(L)	3.181	05-25-60	129,000	121,969
Series 2021-NQM1, Class M1 (D)(L)	2.316	02-25-49	100,000	81,191
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(I)	6.223	01-15-34	7,000	6,965
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(I)	7.299	05-15-38	50,000	50,438
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(I)	7.149	04-15-26	100,000	100,031
CIM Trust
Series 2021-R4, Class A1 (D)(L)	2.000	05-01-61	52,538	46,304
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (L)	4.027	02-10-47	18,261	17,617
Series 2014-CR15, Class C (L)	4.077	02-10-47	25,000	23,492
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(L)	4.112	05-25-65	100,000	96,830
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(L)	5.487	03-10-41	100,000	100,069
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	77,586	76,229
PRPM LLC
Series 2024-5, Class A1 (5.689% to 9-25-27, then 8.689% to 9-25-28, then 9.689% thereafter) (D)	5.689	09-25-29	95,255	94,456
Verus Securitization Trust
Series 2020-5, Class M1 (D)(L)	2.601	05-25-65	200,000	187,468
Series 2021-5, Class A1 (D)(L)	1.013	09-25-66	59,376	49,678
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	93,090	93,946
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	53,130
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(L)	3.500	07-25-49	5,323	4,808
WSTN Trust
Series 2023-MAUI, Class B (D)(L)	7.263	07-05-37	20,000	20,460
U.S. Government Agency 2.0%				2,538,677
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(I)	6.234	10-25-41	178,000	178,904
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(I)	6.834	09-25-41	180,000	181,402
Series 2021-P011, Class X1 IO	1.769	09-25-45	89,858	10,177
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(I)	8.134	01-25-42	150,000	154,303
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (D)(I)	10.484	09-25-42	120,000	133,378
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (D)(I)	8.234	03-25-42	66,650	69,619
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(I)	9.984	03-25-42	540,000	581,762
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(I)	10.225	03-25-43	25,000	$27,594
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(I)	12.325	04-25-43	15,000	17,337
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%) (D)(I)	6.684	02-25-44	100,000	101,169
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (D)(I)	6.184	10-25-44	25,000	25,111
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(I)	7.175	10-25-44	20,000	19,996
Series 405, Class C17 IO	2.500	08-25-52	91,760	14,416
Series K103, Class X1 IO	0.756	11-25-29	222,831	5,919
Series K105, Class X1 IO	1.642	01-25-30	168,547	10,812
Series K737, Class X1 IO	0.730	10-25-26	99,648	997
Series K740, Class X1 IO	0.822	09-25-27	97,523	1,658
Series Q014, Class X IO	2.780	10-25-55	90,852	13,858
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (I)	16.599	10-25-28	24,735	28,032
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (I)	15.099	01-25-29	24,623	27,890
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(I)	9.234	01-25-42	150,000	158,043
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(I)	10.984	03-25-42	67,000	73,724
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (D)(I)	8.234	03-25-42	49,000	51,445
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(I)	9.984	03-25-42	115,000	123,861
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(I)	9.234	04-25-42	100,000	106,051
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (D)(I)	9.475	09-25-42	60,000	65,269
Series 2023-2, Class CI IO	2.000	10-25-50	88,567	11,137
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(I)	9.825	12-25-42	15,000	16,321
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (D)(I)	8.084	01-25-43	25,000	26,467
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (D)(I)	8.634	04-25-43	20,000	21,549
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (D)(I)	8.275	05-25-43	25,000	26,771
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(I)	7.825	06-25-43	24,000	25,183
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(I)	8.634	07-25-43	15,000	15,881
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(I)	7.975	09-25-43	75,000	78,532
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(I)	8.284	10-25-43	25,000	26,155
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(I)	7.234	02-25-44	45,000	45,900
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (D)(I)	6.384	05-25-44	25,000	25,156
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(I)	6.734	07-25-44	25,000	25,109

Series 441, Class C5 IO	2.000	04-25-52	97,375	11,789
Asset-backed securities 3.3%				$4,199,012
(Cost $4,182,172)
Asset-backed securities 3.3%				4,199,012
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	177,137	161,909
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class DR (3 month CME Term SOFR + 3.600%) (D)(I)	8.217	04-20-34	250,000	251,879
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (D)(I)	8.282	04-22-35	250,000	251,113
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%) (D)(I)	10.406	01-15-33	250,000	250,412
Carvana Auto Receivables Trust
Series 2024-N1, Class C (D)	5.800	05-10-30	60,000	61,026
CIM Trust
Series 2021-NR2, Class A1 (5.568% to 3-1-25, then 6.568% thereafter) (D)	5.568	07-25-59	30,328	30,240
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	60,263
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	37,812
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	42,337
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	44,873
Exeter Automobile Receivables Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2023-4A, Class C	6.510	08-15-28	35,000	$35,566
Series 2024-3A, Class D	5.980	09-16-30	35,000	35,550
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	183,186
Series 2022-1A, Class D (D)	3.790	06-15-28	55,000	53,587
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%) (D)(I)	6.441	05-20-36	150,000	150,297
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%) (D)(I)	6.871	05-20-36	150,000	150,789
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (D)(I)	5.975	11-16-36	81,368	81,059
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	21,211
Series 2023-3A, Class D (D)	6.440	05-15-29	20,000	20,446
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%) (D)(I)	6.917	04-20-33	250,000	250,246
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(I)	6.374	07-15-39	100,000	99,187
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	93,737
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	92,573
Hilton Grand Vacations Trust
Series 2024-3A, Class B (D)	5.270	08-27-40	100,000	99,971
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (D)(I)	6.356	02-19-37	100,000	98,307
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	101,812	99,049
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	96,358
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	95,693
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	97,851
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	100,054
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	92,025
PRPM LLC
Series 2022-4, Class A1 (5.000% to 8-25-25, then 9.000% thereafter) (D)	5.000	08-25-27	79,067	78,538
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	55,000	55,875
Series 2024-1A, Class A2II (D)	6.268	07-30-54	80,000	81,240
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	30,735
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	91,341
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	96,644
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(I)	7.175	10-15-34	100,000	96,495
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (D)(I)	8.500	09-10-29	175,000	175,718
VOLT CI LLC
Series 2021-NP10, Class A1 (4.992% to 4-25-25, then 5.992% thereafter) (D)	4.992	05-25-51	32,060	32,004
VOLT XCIX LLC
Series 2021-NPL8, Class A1 (5.116% to 3-25-25, then 6.116% thereafter) (D)	5.116	04-25-51	25,875	25,860
VOLT XCV LLC
Series 2021-NPL4, Class A1 (5.240% to 2-25-25, then 6.240% thereafter) (D)	5.240	03-27-51	41,247	41,158
Willis Engine Structured Trust IV
Series 2018-A, Class A (D)	4.750	09-15-43	157,686	154,798

16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(M)	1,348	8,425

Southcross Holdings GP, Class A (E)(M)	246	0
Preferred securities 1.0%		$1,320,310
(Cost $1,200,603)
Bermuda 0.0%		28,085
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	1,366	28,085
United States 1.0%		1,292,225
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	245,400
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	252,200
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	1,643	42,324
Apollo Global Management, Inc., 6.750%	361	33,457
Ares Management Corp., 6.750%	454	25,506
AT&T, Inc., 5.000%	705	15,108
Bank of America Corp., 7.250%	92	114,494
Corebridge Financial, Inc., 6.375%	3,750	93,086
Morgan Stanley, 6.625%	2,400	63,624
SCE Trust VII, 7.500%	2,425	65,063
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,418	64,077
The Boeing Company, 6.000%	582	32,237
U.S. Cellular Corp., 5.500%	1,807	41,055
U.S. Cellular Corp., 5.500%	2,314	52,713
U.S. Cellular Corp., 6.250%	804	18,838
Wells Fargo & Company, 7.500%	109	133,043

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(M)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(M)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 16.4%			$21,027,458
(Cost $21,027,492)
Short-term funds 16.4%			21,027,458
John Hancock Collateral Trust (N)	4.4849(O)	69,003	690,216
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.5825(O)	20,337,242	20,337,242

Total investments (Cost $167,521,197) 127.6%	$163,810,717
Other assets and liabilities, net (27.6%)	(35,401,137)
Total net assets 100.0%	$128,409,580

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (7.3)%				$(9,413,210)
(Proceeds received $9,332,980)
U.S. Government Agency (7.3)%				(9,413,210)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.000	TBA	(275,000)	(246,576)
15 Yr Pass Thru (B)	2.500	TBA	(225,000)	(207,018)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru (B)	3.500	TBA	(289,000)	$(276,740)
30 Yr Pass Thru (B)	2.000	TBA	(692,000)	(554,789)
30 Yr Pass Thru (B)	2.500	TBA	(1,265,000)	(1,059,042)
30 Yr Pass Thru (B)	3.000	TBA	(188,000)	(163,810)
30 Yr Pass Thru (B)	3.500	TBA	(650,000)	(589,012)
30 Yr Pass Thru (B)	4.000	TBA	(2,298,000)	(2,150,066)
30 Yr Pass Thru (B)	4.000	TBA	(1,873,000)	(1,753,011)
30 Yr Pass Thru (B)	4.500	TBA	(699,000)	(671,368)
30 Yr Pass Thru (B)	4.500	TBA	(1,147,000)	(1,101,837)
30 Yr Pass Thru (B)	6.500	TBA	(625,000)	(639,941)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,632,344 or 17.6% of the fund’s net assets as of 11-30-24.
(E)	Non-income producing security.
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $661,891.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 11-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	69	Long	Dec 2024	$5,006,565	$5,097,515	$90,950
10-Year Japan Government Bond Futures	1	Long	Dec 2024	954,786	956,188	1,402
10-Year U.S. Treasury Note Futures	47	Long	Mar 2025	5,188,994	5,225,813	36,819
5-Year U.S. Treasury Note Futures	28	Long	Mar 2025	2,988,700	3,012,844	24,144
U.K. Long Gilt Bond Futures	11	Long	Mar 2025	1,330,055	1,342,168	12,113
Ultra 10-Year U.S. Treasury Note Futures	8	Long	Mar 2025	901,004	918,375	17,371
Ultra U.S. Treasury Bond Futures	18	Long	Mar 2025	2,245,451	2,289,375	43,924
10-Year Canada Government Bond Futures	20	Short	Mar 2025	(1,719,797)	(1,763,080)	(43,283)
2-Year U.S. Treasury Note Futures	60	Short	Mar 2025	(12,349,557)	(12,366,563)	(17,006)
Euro SCHATZ Futures	63	Short	Dec 2024	(7,106,267)	(7,128,209)	(21,942)
Euro-BTP Italian Government Bond Futures	22	Short	Dec 2024	(2,802,321)	(2,855,612)	(53,291)
Euro-Buxl Futures	3	Short	Dec 2024	(426,967)	(443,201)	(16,234)
Euro-OAT Futures	12	Short	Dec 2024	(1,609,050)	(1,606,809)	2,241
German Euro BOBL Futures	1	Short	Dec 2024	(126,058)	(126,651)	(593)
U.S. Treasury Long Bond Futures	16	Short	Mar 2025	(1,867,730)	(1,912,000)	(44,270)
						$32,345
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	75,000	USD	49,468	JPM	12/18/2024	—	$(543)
AUD	25,000	USD	16,529	SCB	12/18/2024	—	(221)
BRL	220,000	USD	37,561	BOA	12/3/2024	—	(997)
BRL	740,000	USD	129,268	CITI	12/3/2024	—	(6,280)
BRL	20,848,000	USD	3,536,869	DB	12/3/2024	—	(71,905)
BRL	22,203,000	USD	3,757,807	GSI	12/3/2024	—	(67,638)
BRL	130,000	USD	22,348	HSBC	12/3/2024	—	(742)
BRL	65,000	USD	11,514	JPM	12/3/2024	—	(711)
BRL	1,371,000	USD	230,474	MSI	12/3/2024	—	(2,611)
BRL	90,000	USD	15,947	SSB	12/3/2024	—	(989)
BRL	7,654,000	USD	1,313,315	DB	1/3/2025	—	(45,845)
BRL	207,000	USD	35,174	GSI	3/6/2025	—	(1,228)
CAD	20,000	USD	14,419	BARC	12/18/2024	—	(125)
CAD	45,000	USD	32,214	CITI	12/18/2024	—	(53)
CLP	8,000,000	USD	8,639	CITI	12/18/2024	—	(428)
CLP	38,242,000	USD	41,291	GSI	12/18/2024	—	(2,039)
CLP	57,916,000	USD	62,901	HSBC	12/18/2024	—	(3,455)
CLP	117,145,000	USD	126,633	MSI	12/18/2024	—	(6,393)
CLP	75,362,000	USD	79,067	SSB	12/18/2024	—	(1,713)
CLP	314,157,000	USD	319,054	HSBC	12/30/2024	$3,340	—
CNY	492,000	USD	68,724	CITI	12/18/2024	—	(819)
CNY	304,000	USD	43,306	JPM	12/18/2024	—	(1,349)
CNY	461,000	USD	65,263	MSI	12/18/2024	—	(1,637)
COP	165,500,000	USD	36,827	BARC	12/18/2024	427	—
COP	325,700,000	USD	76,766	CITI	12/18/2024	—	(3,451)
COP	39,700,000	USD	9,362	JPM	12/18/2024	—	(426)
COP	1,051,747,000	USD	236,544	CITI	12/30/2024	—	(196)
CZK	1,295,000	USD	56,466	BARC	12/18/2024	—	(2,249)
CZK	730,000	USD	32,399	DB	12/18/2024	—	(1,836)
CZK	1,450,000	USD	60,617	JPM	12/18/2024	89	—
CZK	4,859,000	USD	212,791	MSI	12/18/2024	—	(9,362)
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	3,440,000	USD	67,894	CITI	12/18/2024	$880	—
EGP	1,930,000	USD	38,203	CITI	1/21/2025	—	$(304)
EUR	38,000	USD	42,650	BARC	12/18/2024	—	(2,468)
EUR	90,000	USD	96,111	CITI	12/18/2024	—	(943)
EUR	103,000	USD	111,004	DB	12/18/2024	—	(2,089)
EUR	263,000	USD	286,951	JPM	12/18/2024	—	(8,849)
EUR	250,000	USD	272,667	MSI	12/18/2024	—	(8,311)
EUR	80,000	USD	88,460	SCB	12/18/2024	—	(3,866)
EUR	2,305,000	USD	2,422,171	DB	12/31/2024	16,668	—
GBP	31,000	USD	40,667	CITI	12/18/2024	—	(1,222)
GBP	964,000	USD	1,212,058	JPM	12/31/2024	14,566	—
HUF	7,108,000	USD	18,153	BARC	12/18/2024	24	—
HUF	1,500,000	USD	3,998	HSBC	12/18/2024	—	(162)
HUF	141,373,000	USD	369,012	MSI	12/18/2024	—	(7,484)
HUF	26,800,000	USD	73,432	SSB	12/18/2024	—	(4,897)
HUF	257,570,000	USD	654,888	BARC	12/30/2024	3,546	—
IDR	1,397,000,000	USD	87,644	BOA	12/18/2024	475	—
IDR	4,591,815,000	USD	297,554	CITI	12/18/2024	—	(7,914)
IDR	2,337,000,000	USD	148,961	DB	12/18/2024	—	(1,550)
IDR	1,280,000,000	USD	81,904	JPM	12/18/2024	—	(1,166)
IDR	728,000,000	USD	46,371	MSI	12/18/2024	—	(450)
IDR	19,212,747,000	USD	1,205,392	BARC	12/30/2024	5,737	—
IDR	921,562,000	USD	58,055	GSI	1/8/2025	14	—
ILS	2,124,000	USD	580,745	HSBC	12/31/2024	4,313	—
INR	2,400,000	USD	28,602	BARC	12/18/2024	—	(241)
INR	13,180,000	USD	155,709	GSI	12/18/2024	42	—
INR	33,389,000	USD	396,158	JPM	12/18/2024	—	(1,593)
INR	15,310,000	USD	182,056	MSI	12/18/2024	—	(1,134)
INR	3,970,000	USD	46,968	SCB	12/18/2024	—	(53)
JPY	45,600,000	USD	297,068	SCB	12/30/2024	8,834	—
KRW	64,740,000	USD	46,345	CITI	12/18/2024	94	—
KRW	65,750,000	USD	47,822	MSI	12/18/2024	—	(658)
KRW	1,698,625,000	USD	1,208,728	BARC	12/30/2024	10,199	—
KZT	20,600,000	USD	42,114	CITI	12/18/2024	—	(2,374)
KZT	3,600,000	USD	7,427	GSI	12/18/2024	—	(482)
KZT	18,300,000	USD	39,115	JPM	12/18/2024	—	(3,812)
KZT	11,700,000	USD	23,260	BOA	2/13/2025	—	(1,014)
KZT	11,700,000	USD	23,295	CITI	2/13/2025	—	(1,049)
KZT	13,600,000	USD	26,745	GSI	3/19/2025	—	(1,111)
MXN	3,451,000	USD	171,931	BARC	12/18/2024	—	(2,338)
MXN	490,000	USD	25,077	CITI	12/18/2024	—	(997)
MXN	170,000	USD	8,581	DB	12/18/2024	—	(226)
MXN	1,610,000	USD	77,838	GSI	12/18/2024	1,283	—
MXN	2,599,000	USD	129,026	MSI	12/18/2024	—	(1,302)
MYR	1,956,000	USD	451,914	HSBC	12/18/2024	—	(11,900)
NGN	60,272,000	USD	35,780	CITI	1/13/2025	—	(978)
NGN	22,894,000	USD	13,875	GSI	1/22/2025	—	(774)
NGN	56,147,000	USD	31,704	BOA	3/19/2025	—	(730)
NOK	12,083,000	USD	1,092,586	SCB	12/30/2024	1,877	—
NZD	65,000	USD	40,451	BARC	12/18/2024	—	(1,946)
NZD	25,000	USD	14,983	SSB	12/18/2024	—	(174)
PEN	1,749,000	USD	463,466	CITI	12/18/2024	3,309	—
PEN	60,000	USD	16,117	DB	12/18/2024	—	(104)
PEN	324,000	USD	86,887	HSBC	12/18/2024	—	(417)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PEN	355,000	USD	94,439	SCB	12/18/2024	$304	—
PHP	7,350,000	USD	127,221	BOA	12/18/2024	—	$(1,925)
PHP	1,920,000	USD	32,709	JPM	12/18/2024	22	—
PLN	185,000	USD	48,185	BOA	12/18/2024	—	(2,658)
PLN	233,000	USD	59,130	CITI	12/18/2024	—	(1,790)
PLN	834,000	USD	209,201	GSI	12/18/2024	—	(3,961)
PLN	675,000	USD	164,351	JPM	12/18/2024	1,760	—
PLN	2,619,000	USD	669,737	MSI	12/18/2024	—	(25,223)
RON	296,000	USD	64,733	BARC	12/18/2024	—	(1,906)
RON	611,000	USD	133,136	GSI	12/18/2024	—	(3,449)
RON	385,000	USD	83,285	JPM	12/18/2024	—	(1,567)
RON	25,000	USD	5,468	MSI	12/18/2024	—	(161)
SGD	55,000	USD	41,078	CITI	12/18/2024	16	—
SGD	85,000	USD	65,421	SCB	12/18/2024	—	(1,912)
SGD	815,000	USD	606,439	BARC	12/31/2024	2,859	—
THB	14,180,000	USD	426,671	BARC	12/18/2024	—	(12,736)
THB	3,372,000	USD	101,041	CITI	12/18/2024	—	(2,608)
THB	8,120,000	USD	234,704	MSI	12/18/2024	2,331	—
THB	1,160,000	USD	33,309	SCB	12/18/2024	553	—
TRY	7,065,000	USD	194,469	BARC	12/18/2024	6,090	—
TRY	785,000	USD	22,107	DB	12/18/2024	177	—
TRY	2,230,000	USD	61,349	HSBC	12/18/2024	1,955	—
TRY	210,000	USD	5,658	MSI	12/18/2024	303	—
TRY	6,818,000	USD	190,327	GSI	12/31/2024	718	—
USD	9,942	AUD	15,000	JPM	12/18/2024	157	—
USD	90,334	AUD	135,000	MSI	12/18/2024	2,268	—
USD	4,780,809	AUD	7,354,000	HSBC	12/31/2024	—	(17,046)
USD	38,003	BRL	220,000	BOA	12/3/2024	1,439	—
USD	123,972	BRL	740,000	CITI	12/3/2024	983	—
USD	3,497,857	BRL	20,848,000	DB	12/3/2024	32,893	—
USD	3,797,419	BRL	22,203,000	GSI	12/3/2024	107,253	—
USD	21,475	BRL	130,000	HSBC	12/3/2024	—	(131)
USD	10,738	BRL	65,000	JPM	12/3/2024	—	(65)
USD	247,003	BRL	1,371,000	MSI	12/3/2024	19,140	—
USD	2,263,898	BRL	13,194,000	DB	1/3/2025	79,027	—
USD	43,318	BRL	265,000	JPM	3/6/2025	—	(138)
USD	40,574	CAD	55,000	CITI	12/18/2024	1,267	—
USD	7,200	CAD	10,000	HSBC	12/18/2024	54	—
USD	67,656	CAD	95,000	JPM	12/18/2024	—	(238)
USD	1,297,161	CAD	1,826,000	BOA	12/31/2024	—	(8,556)
USD	1,218,820	CHF	1,076,000	CITI	12/30/2024	—	(6,547)
USD	51,029	CHF	45,000	SSB	1/8/2025	—	(272)
USD	26,672	CLP	26,200,000	BOA	12/18/2024	—	(220)
USD	175,316	CLP	163,896,000	HSBC	12/18/2024	7,091	—
USD	12,374	CLP	11,900,000	MSI	12/18/2024	160	—
USD	83,491	CNY	586,000	BARC	12/18/2024	2,613	—
USD	65,504	CNY	461,000	CITI	12/18/2024	1,878	—
USD	32,044	CNY	228,000	HSBC	12/18/2024	576	—
USD	41,987	CNY	292,000	JPM	12/18/2024	1,685	—
USD	23,908	CNY	170,000	SSB	12/18/2024	228	—
USD	275,409	COP	1,195,529,000	CITI	12/18/2024	6,298	—
USD	103,513	COP	450,800,000	SCB	12/18/2024	2,039	—
USD	91,149	COP	387,935,000	SSB	12/18/2024	3,825	—
USD	2,638,471	COP	11,731,435,000	CITI	12/30/2024	2,181	—
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	74,453	CZK	1,767,000	CITI	12/18/2024	$476	—
USD	74,727	CZK	1,728,000	HSBC	12/18/2024	2,382	—
USD	42,034	CZK	970,000	JPM	12/18/2024	1,425	—
USD	167,808	CZK	3,920,000	MSI	12/18/2024	3,691	—
USD	63,951	CZK	1,528,000	SCB	12/18/2024	—	$(21)
USD	1,210,253	CZK	29,296,000	MSI	12/31/2024	—	(16,850)
USD	28,358	EGP	1,440,000	HSBC	12/18/2024	—	(432)
USD	126,776	EUR	119,000	BARC	12/18/2024	942	—
USD	48,054	EUR	43,000	BOA	12/18/2024	2,584	—
USD	148,390	EUR	138,000	CITI	12/18/2024	2,465	—
USD	113,983	EUR	103,000	DB	12/18/2024	5,068	—
USD	174,987	EUR	162,000	JPM	12/18/2024	3,683	—
USD	62,620	EUR	57,000	MSI	12/18/2024	2,347	—
USD	72,723	EUR	65,000	SCB	12/18/2024	3,990	—
USD	105,063	EUR	97,000	SSB	12/18/2024	2,493	—
USD	115,450	EUR	109,000	BARC	12/31/2024	121	—
USD	119,198	EUR	113,000	CITI	12/31/2024	—	(363)
USD	3,701,035	EUR	3,522,000	DB	12/31/2024	—	(25,468)
USD	184,089	EUR	175,100	HSBC	1/8/2025	—	(1,245)
USD	45,639	GBP	36,000	CITI	12/18/2024	—	(169)
USD	60,755	GBP	46,000	JPM	12/18/2024	2,223	—
USD	60,025	GBP	46,000	MSI	12/18/2024	1,493	—
USD	1,961,421	GBP	1,560,000	JPM	12/31/2024	—	(23,572)
USD	40,945	HUF	16,000,000	BOA	12/18/2024	29	—
USD	70,796	HUF	27,700,000	CITI	12/18/2024	—	(40)
USD	65,036	HUF	24,500,000	DB	12/18/2024	2,383	—
USD	10,136	HUF	3,811,000	JPM	12/18/2024	390	—
USD	248,638	HUF	89,504,000	MSI	12/18/2024	19,754	—
USD	32,047	HUF	12,330,000	SSB	12/18/2024	516	—
USD	92,575	IDR	1,471,000,000	CITI	12/18/2024	—	(211)
USD	204,806	IDR	3,204,000,000	DB	12/18/2024	2,707	—
USD	40,900	IDR	642,000,000	MSI	12/18/2024	404	—
USD	605,935	IDR	9,658,000,000	BARC	12/30/2024	—	(2,884)
USD	577,224	ILS	2,124,000	HSBC	12/31/2024	—	(7,834)
USD	142,896	INR	12,056,000	BARC	12/18/2024	427	—
USD	121,546	INR	10,272,000	BOA	12/18/2024	160	—
USD	38,909	INR	3,290,000	DB	12/18/2024	30	—
USD	281,417	INR	23,682,000	GSI	12/18/2024	1,561	—
USD	135,381	INR	11,398,000	JPM	12/18/2024	689	—
USD	104,336	INR	8,810,000	MSI	12/18/2024	226	—
USD	61,683	INR	5,206,000	SSB	12/18/2024	163	—
USD	549,628	INR	46,415,000	GSI	12/31/2024	1,515	—
USD	2,486,872	JPY	381,735,000	SCB	12/30/2024	—	(73,949)
USD	90,168	KRW	123,090,000	BOA	12/18/2024	1,873	—
USD	54,728	KRW	76,450,000	CITI	12/18/2024	—	(110)
USD	37,771	KZT	18,300,000	BOA	12/18/2024	2,468	—
USD	49,489	KZT	24,200,000	GSI	12/18/2024	2,804	—
USD	343,372	MXN	6,793,000	CITI	12/18/2024	9,542	—
USD	237,767	MXN	4,756,000	HSBC	12/18/2024	4,041	—
USD	86,122	MXN	1,696,000	MSI	12/18/2024	2,775	—
USD	507,645	MXN	10,327,000	SSB	12/18/2024	142	—
USD	1,480,576	MXN	30,519,000	CITI	12/31/2024	—	(16,040)
USD	1,288,153	MXN	26,759,000	JPM	12/31/2024	—	(24,078)
USD	99,901	MYR	419,000	HSBC	12/18/2024	5,645	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	318,707	MYR	1,420,000	HSBC	12/31/2024	—	$(1,041)
USD	5,025,550	NOK	55,578,000	SCB	12/30/2024	—	(8,634)
USD	79,895	NZD	130,000	CITI	12/18/2024	$2,887	—
USD	8,997	NZD	15,000	JPM	12/18/2024	112	—
USD	7,913,483	NZD	13,521,000	BOA	12/31/2024	—	(97,438)
USD	283,451	NZD	485,000	SCB	12/31/2024	—	(3,902)
USD	1,043,101	NZD	1,779,000	SSB	12/31/2024	—	(10,921)
USD	168,142	NZD	287,000	HSBC	1/8/2025	—	(1,915)
USD	455,762	PEN	1,722,000	CITI	12/18/2024	—	(3,809)
USD	10,616	PEN	40,000	GSI	12/18/2024	—	(60)
USD	48,595	PEN	185,000	HSBC	12/18/2024	—	(778)
USD	96,279	PHP	5,590,000	BOA	12/18/2024	986	—
USD	23,517	PHP	1,360,000	CITI	12/18/2024	333	—
USD	40,306	PHP	2,320,000	JPM	12/18/2024	756	—
USD	932,528	PHP	54,980,000	CITI	12/27/2024	—	(4,596)
USD	31,059	PLN	125,000	BOA	12/18/2024	297	—
USD	14,953	PLN	60,000	GSI	12/18/2024	187	—
USD	237,433	PLN	936,000	HSBC	12/18/2024	7,091	—
USD	213,708	PLN	879,000	JPM	12/18/2024	—	(2,606)
USD	81,170	PLN	320,000	MSI	12/18/2024	2,421	—
USD	1,173,899	PLN	4,860,000	GSI	12/30/2024	—	(21,218)
USD	83,703	PLN	345,000	BARC	1/8/2025	—	(1,098)
USD	31,924	RON	145,000	CITI	12/18/2024	1,148	—
USD	12,714	RON	60,000	DB	12/18/2024	—	(21)
USD	183,386	RON	830,000	GSI	12/18/2024	7,216	—
USD	32,239	RON	145,000	MSI	12/18/2024	1,462	—
USD	146,613	SEK	1,612,000	BOA	12/30/2024	—	(1,551)
USD	56,223	SGD	75,000	CITI	12/18/2024	185	—
USD	33,684	SGD	45,000	JPM	12/18/2024	61	—
USD	65,209	SGD	85,000	MSI	12/18/2024	1,700	—
USD	1,220,318	SGD	1,640,000	BARC	12/31/2024	—	(5,753)
USD	49,854	THB	1,710,000	BARC	12/18/2024	—	(63)
USD	46,957	THB	1,570,000	CITI	12/18/2024	1,126	—
USD	9,195	THB	300,000	HSBC	12/18/2024	437	—
USD	23,421	THB	790,000	MSI	12/18/2024	359	—
USD	43,284	THB	1,390,000	SSB	12/18/2024	2,708	—
USD	602,553	THB	20,820,000	BARC	12/30/2024	—	(5,888)
USD	68,176	TRY	2,500,000	BOA	12/18/2024	—	(2,793)
USD	18,650	TRY	670,000	CITI	12/18/2024	—	(370)
USD	20,974	TRY	740,000	GSI	12/18/2024	—	(33)
USD	69,280	UYU	2,851,000	HSBC	12/18/2024	3,308	—
USD	13,124	UYU	556,000	HSBC	3/19/2025	401	—
USD	56,043	ZAR	1,000,000	BOA	12/18/2024	613	—
USD	54,341	ZAR	970,000	DB	12/18/2024	574	—
USD	367,422	ZAR	6,576,000	MSI	12/18/2024	2,914	—
USD	92,307	ZAR	1,686,000	SSB	12/18/2024	—	(1,147)
USD	973,425	ZAR	17,650,000	CITI	12/31/2024	—	(3,722)
UYU	1,425,000	USD	33,170	CITI	12/18/2024	—	(196)
UYU	1,426,000	USD	33,248	HSBC	12/18/2024	—	(250)
UYU	556,000	USD	12,813	CITI	3/19/2025	—	(88)
ZAR	2,580,000	USD	143,039	BOA	12/18/2024	—	(30)
ZAR	1,110,000	USD	63,263	CITI	12/18/2024	—	(1,736)
ZAR	1,413,000	USD	77,752	GSI	12/18/2024	570	—
ZAR	1,050,000	USD	59,080	MSI	12/18/2024	—	(879)
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	1,414,000	USD	77,792	SCB	12/18/2024	$586	—
ZAR	27,441,000	USD	1,511,272	CITI	12/31/2024	7,929	—
						$509,854	$(791,234)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	71,620,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$(65,778)	$(65,778)
Centrally cleared	3,020,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	$(334)	5,543	5,209
Centrally cleared	18,800,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(86,972)	(86,972)
Centrally cleared	7,190,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(34,144)	(34,144)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(55,622)	(55,622)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(40,401)	(40,401)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(38,529)	(38,529)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(47,879)	(47,879)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(7,966)	(7,966)
Centrally cleared	125,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Feb 2034	—	(724)	(724)
Centrally cleared	1,120,000	CHF	Fixed 1.009%	CHF SARON Compounded OIS	Annual	Annual	Sep 2029	—	(35,707)	(35,707)
Centrally cleared	1,160,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(28,868)	(28,868)
Centrally cleared	9,580,000	THB	Fixed 2.475%	THB THOR Compounded OIS	Quarterly	Quarterly	Dec 2034	—	(7,830)	(7,830)
Centrally cleared	1,050,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	(19,342)	(19,342)
Centrally cleared	1,405,000	EUR	Fixed 1.660%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2054	1,205	(10,099)	(8,894)
								$871	$(474,318)	$(473,447)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	500,000	USD	$485,719	1.000%	Quarterly	Jun 2029	$(12,782)	$(1,501)	$(14,283)
BARC	Emirate of Abu Dhabi	500,000	USD	485,696	1.000%	Quarterly	Jun 2029	(12,920)	(1,363)	(14,283)
BARC	Kingdom of Saudi Arabia	500,000	USD	488,559	1.000%	Quarterly	Jun 2029	(10,335)	104	(10,231)
BARC	Republic of Chile	500,000	USD	489,199	1.000%	Quarterly	Jun 2029	(10,211)	(1,251)	(11,462)
BARC	Republic of Chile	500,000	USD	488,992	1.000%	Quarterly	Jun 2029	(10,418)	(1,044)	(11,462)
BARC	State of Qatar	500,000	USD	485,696	1.000%	Quarterly	Jun 2029	(12,920)	(1,288)	(14,208)
BARC	United Mexican States	500,000	USD	501,293	1.000%	Quarterly	Jun 2029	1,238	538	1,776
BOA	Petroleo Brasileiro SA	630,000	USD	648,691	1.000%	Quarterly	Dec 2029	18,169	945	19,114
BOA	Republic of Peru	365,000	USD	360,187	1.000%	Quarterly	Dec 2029	(4,678)	232	(4,446)
GSI	State of Qatar	500,000	USD	485,672	1.000%	Quarterly	Jun 2029	(12,803)	(1,405)	(14,208)
GSI	Government of Malaysia	1,705,000	USD	1,655,132	1.000%	Quarterly	Dec 2029	(48,501)	2,848	(45,653)
GSI	Kingdom of Morocco	435,000	USD	433,990	1.000%	Quarterly	Dec 2029	(982)	(1,147)	(2,129)
GSI	People’s Republic of China	2,000,000	USD	1,963,559	1.000%	Quarterly	Dec 2029	(35,442)	(658)	(36,100)
GSI	Republic of Indonesia	1,875,000	USD	1,847,494	1.000%	Quarterly	Dec 2029	(26,752)	1,879	(24,873)
GSI	Republic of Indonesia	1,205,000	USD	1,187,997	1.000%	Quarterly	Dec 2029	(16,848)	863	(15,985)
GSI	Republic of South Africa	3,350,000	USD	3,470,089	1.000%	Quarterly	Dec 2029	116,306	826	117,132
GSI	Republic of South Africa	1,315,000	USD	1,359,172	1.000%	Quarterly	Dec 2029	43,768	2,211	45,979
MSI	Government of Japan	2,090,000	USD	2,016,923	1.000%	Quarterly	Dec 2024	(795)	(4,554)	(5,349)
MSI	Emirate of Abu Dhabi	1,445,000	USD	1,405,258	1.000%	Quarterly	Jun 2029	(35,492)	(5,787)	(41,279)
MSI	Kingdom of Saudi Arabia	935,000	USD	914,251	1.000%	Quarterly	Jun 2029	(18,530)	(601)	(19,131)
MSI	State of Qatar	1,860,000	USD	1,808,413	1.000%	Quarterly	Jun 2029	(46,071)	(6,784)	(52,855)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	United Mexican States	500,000	USD	$501,401	1.000%	Quarterly	Jun 2029	$1,341	$435	$1,776
MSI	United Mexican States	220,000	USD	220,758	1.000%	Quarterly	Jun 2029	726	55	781
MSI	Federative Republic of Brazil	1,070,000	USD	1,092,125	1.000%	Quarterly	Dec 2029	21,507	6,590	28,097
				$24,796,266				$(113,425)	$(9,857)	$(123,282)
Centrally cleared	CDX.EM.42	13,110,000	USD	13,464,022	1.000%	Quarterly	Dec 2029	347,046	(46,656)	300,390
Centrally cleared	CDX.EM.IG.42	2,415,000	USD	2,385,054	1.000%	Quarterly	Dec 2029	(29,577)	(1,026)	(30,603)
Centrally cleared	CDX.NA.HY.43	1,650,000	USD	1,523,524	5.000%	Quarterly	Dec 2029	(124,212)	(34,137)	(158,349)
Centrally cleared	CDX.NA.IG.43	30,125,000	USD	29,420,441	1.000%	Quarterly	Dec 2029	(693,321)	(86,249)	(779,570)
Centrally cleared	iTraxx Europe Crossover Series 42 Version 1	925,000	EUR	1,004,873	5.000%	Quarterly	Dec 2029	(86,331)	(8,819)	(95,150)
Centrally cleared	iTraxx Europe Senior Financials Series 42 Version 1	4,945,000	EUR	5,371,999	1.000%	Quarterly	Dec 2029	(96,472)	(7,150)	(103,622)
Centrally cleared	iTraxx Europe Series 42 Version 1	3,880,000	EUR	4,215,036	1.000%	Quarterly	Dec 2029	(89,488)	(5,319)	(94,807)
Centrally cleared	iTraxx Europe Sub Financials Series 42 Version 1	1,215,000	EUR	1,319,915	1.000%	Quarterly	Dec 2029	6,800	(2,709)	4,091
				$58,704,864				$(765,555)	$(192,065)	$(957,620)
				$83,501,130				$(878,980)	$(201,922)	$(1,080,902)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.681%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$21,701	$7,375	$29,076
BOA	Anglo American Capital PLC	0.681%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	21,607	7,469	29,076
					$340,132				$43,308	$14,844	$58,152

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	940,000	Dec 2024	GSI	—	$(30,411)	$(30,411)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	860,000	Dec 2024	JPM	—	(41,846)	(41,846)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	435,000	Dec 2024	JPM	—	(15,833)	(15,833)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,535,000	Dec 2024	JPM	—	(90,108)	(90,108)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	910,000	Dec 2024	JPM	—	(31,069)	(31,069)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,460,000	Mar 2025	JPM	—	(8,440)	(8,440)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,795,000	Dec 2024	MSI	—	(343,235)	(343,235)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	440,000	Dec 2024	MSI	—	(11,357)	(11,357)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	440,000	Dec 2024	MSI	—	(8,327)	(8,327)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	840,000	Dec 2024	MSI	—	(26,217)	(26,217)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,230,000	Mar 2025	MSI	—	(7,079)	(7,079)
								—	$(613,922)	$(613,922)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	3,910,000	USD	$3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$43,659	$43,659
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,260,000	USD	$1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$6,904	$6,904
CITI	520,000	USD	520,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(33)	2,882	2,849
CITI	1,155,000	USD	1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(74,109)	(74,109)
			$6,845,000						$(33)	$(20,664)	$(20,697)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
THOR	Thai Overnight Repurchase Rate
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$60,835,377	—	$60,835,377	—
Foreign government obligations	49,158,691	—	49,158,691	—
Corporate bonds	14,275,834	—	14,275,834	—
Convertible bonds	6,171,556	—	6,171,556	—
Term loans	2,683,422	—	2,683,422	—
Collateralized mortgage obligations	4,130,316	—	4,130,316	—
Asset-backed securities	4,199,012	—	4,199,012	—
Common stocks	8,695	—	—	$8,695
Preferred securities	1,320,310	$1,227,224	93,086	—
Escrow certificates	46	—	—	46
Short-term investments	21,027,458	21,027,458	—	—
Total investments in securities	$163,810,717	$22,254,682	$141,547,294	$8,741
Liabilities
Sale commitments outstanding	$(9,413,210)	—	$(9,413,210)	—
Derivatives:
Assets
Futures	228,964	$228,964	—	—
|	29

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$509,854	—	$509,854	—
Swap contracts	635,909	—	635,909	—
Liabilities
Futures	(196,619)	$(196,619)	—	—
Forward foreign currency contracts	(791,234)	—	(791,234)	—
Swap contracts	(2,766,725)	—	(2,766,725)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	69,003	$140,686	$1,793,017	$(1,243,555)	$91	$(23)	$1,357	—	$690,216
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
30	|